T. ROWE PRICE Emerging Markets Corporate Bond Fund
March 31, 2022 (Unaudited)

Portfolio of Investments
‡
Par/Shares $ Value
( Cost and value in $000s)
‡
ARGENTINA 0.4%
Corporate Bonds 0.4%
YPF, STEP, 4.00%, 2/12/26 (USD) (1) 702,080 630
YPF, STEP, 4.00%, 2/12/26 (USD)  2,725,000 2,443
Total Argentina (Cost
$3,153
)
3,073
BRAZIL 5.0%
Convertible Bonds 0.2%
MercadoLibre, 2.00%, 8/15/28 (USD)  730,000 2,026
2,026
Corporate Bonds 4.8%
Azul Investments, 7.25%, 6/15/26 (USD) (1) 2,655,000 2,242
Braskem Netherlands Finance, 4.50%, 1/31/30 (USD)  6,900,000 6,691
BRF, 4.875%, 1/24/30 (USD)  5,450,000 5,206
Cosan Overseas, 8.25% (USD) (2) 4,850,000 4,865
CSN Resources, 5.875%, 4/8/32 (USD) (1) 3,400,000 3,306
Globo Comunicacao e Participacoes, 4.875%, 1/22/30
(USD) (1) 2,700,000 2,391
Globo Comunicacao e Participacoes, 4.875%, 1/22/30 (USD)  2,150,000 1,904
Globo Comunicacao e Participacoes, 5.50%, 1/14/32 (USD) (1) 3,950,000 3,562
Klabin Austria, 3.20%, 1/12/31 (USD)  4,800,000 4,192
Suzano Austria, 7.00%, 3/16/47 (USD)  3,500,000 3,932
38,291
Total Brazil (Cost
$43,483
)
40,317
CHILE 10.1%
Corporate Bonds 10.1%
AES Andes, VR, 7.125%, 3/26/79 (USD) (3) 400,000 402
AES Andes, VR, 7.125%, 3/26/79 (USD) (1)(3) 11,035,000 11,094
Agrosuper, 4.60%, 1/20/32 (USD) (1) 6,810,000 6,580
ATP Tower Holdings, 4.05%, 4/27/26 (USD)  995,000 947
Banco de Chile, 2.99%, 12/9/31 (USD) (1) 3,260,000 3,013
Banco Santander Chile, 3.177%, 10/26/31 (USD) (1) 6,500,000 6,223
CAP, 3.90%, 4/27/31 (USD)  3,775,000 3,428
Celulosa Arauco y Constitucion, 4.20%, 1/29/30 (USD)  400,000 402
Celulosa Arauco y Constitucion, 5.15%, 1/29/50 (USD)  5,325,000 5,275
Empresa Nacional de Telecomunicaciones, 4.75%, 8/1/26
(USD)  6,000,000 6,235
Enel Chile, 4.875%, 6/12/28 (USD)  5,760,000 5,976

T. ROWE PRICE Emerging Markets Corporate Bond Fund

Par/Shares $ Value
(Cost and value in $000s)
Falabella, 3.375%, 1/15/32 (USD) (1) 6,090,000 5,691
Interchile, 4.50%, 6/30/56 (USD) (1) 6,590,000 6,314
Kenbourne Invest, 4.70%, 1/22/28 (USD) (1) 4,435,000 3,905
Kenbourne Invest, 4.70%, 1/22/28 (USD)  1,325,000 1,167
Sociedad de Transmision Austral, 4.00%, 1/27/32 (USD) (1) 5,900,000 5,732
VTR Comunicaciones, 4.375%, 4/15/29 (USD) (1) 9,150,000 8,378
Total Chile (Cost
$85,592
)
80,762
CHINA 5.3%
Convertible Bonds 1.1%
Huazhu Group, 3.00%, 5/1/26 (USD)  2,119,000 2,253
Vnet Group, Zero Coupon, 2/1/26 (USD)  7,770,000 6,209
8,462
Corporate Bonds 4.2%
China Oil & Gas Group, 4.70%, 6/30/26 (USD)  2,532,000 2,437
Country Garden Holdings, 5.625%, 1/14/30 (USD)  6,955,000 4,921
Health & Happiness H&H International Holdings, 5.625%,
10/24/24 (USD)  6,145,000 5,502
Huarong Finance, 4.95%, 11/7/47 (USD)  2,100,000 1,691
Kaisa Group Holdings, 11.25%, 4/9/22 (USD)  1,000,000 200
Kaisa Group Holdings, 11.95%, 10/22/22 (USD)  5,275,000 1,068
Lenovo Group, 5.875%, 4/24/25 (USD)  4,170,000 4,370
Shimao Group Holdings, 3.45%, 1/11/31 (USD)  4,872,000 1,242
Shimao Group Holdings, 5.60%, 7/15/26 (USD)  1,735,000 503
Tencent Holdings, 3.29%, 6/3/60 (USD)  200,000 152
Tencent Holdings, 3.84%, 4/22/51 (USD)  320,000 278
Times China Holdings, 6.60%, 3/2/23 (USD)  2,280,000 1,197
West China Cement, 4.95%, 7/8/26 (USD)  4,618,000 4,052
Yunda Holding Investment, 2.25%, 8/19/25 (USD)  4,350,000 3,996
Zhongsheng Group Holdings, 3.00%, 1/13/26 (USD)  2,500,000 2,392
34,001
Total China (Cost
$54,711
)
42,463
COLOMBIA 5.8%
Corporate Bonds 5.8%
AI Candelaria Spain, 5.75%, 6/15/33 (USD)  840,000 723
Banco Davivienda, VR, 6.65% (USD) (1)(2)(3) 8,900,000 8,221
Banco de Bogota, 4.375%, 8/3/27 (USD)  4,605,000 4,424
Banco de Bogota, 6.25%, 5/12/26 (USD)  3,550,000 3,634
Bancolombia, VR, 4.625%, 12/18/29 (USD) (3) 4,210,000 4,061
Canacol Energy, 5.75%, 11/24/28 (USD) (1) 5,165,000 4,865

T. ROWE PRICE Emerging Markets Corporate Bond Fund

Par/Shares $ Value
(Cost and value in $000s)
Ecopetrol, 5.875%, 5/28/45 (USD)  4,800,000 4,214
GCM Mining, 6.875%, 8/9/26 (USD) (1) 5,350,000 4,788
Geopark, 5.50%, 1/17/27 (USD)  4,550,000 4,342
Grupo Aval, 4.375%, 2/4/30 (USD)  8,350,000 7,245
Total Colombia (Cost
$50,578
)
46,517
GEORGIA 0.8%
Corporate Bonds 0.8%
Georgian Railway, 4.00%, 6/17/28 (USD) (1) 5,312,000 4,555
Georgian Railway, 4.00%, 6/17/28 (USD)  1,900,000 1,630
Total Georgia (Cost
$7,246
)
6,185
GHANA 0.9%
Corporate Bonds 0.9%
Kosmos Energy, 7.125%, 4/4/26 (USD)  4,150,000 4,063
Kosmos Energy, 7.50%, 3/1/28 (USD)  3,450,000 3,333
Total Ghana (Cost
$7,391
)
7,396
GUATEMALA 0.4%
Corporate Bonds 0.4%
CT Trust, 5.125%, 2/3/32 (USD) (1) 3,390,000 3,391
Total Guatemala (Cost
$3,390
)
3,391
HONG KONG 0.5%
Corporate Bonds 0.5%
PCPD Capital, 5.125%, 6/18/26 (USD)  4,322,000 4,128
Total Hong Kong (Cost
$4,338
)
4,128
INDIA 6.6%
Corporate Bonds 5.2%
ABJA Investment, 5.45%, 1/24/28 (USD)  5,855,000 6,071
ABJA Investment, 5.95%, 7/31/24 (USD)  4,340,000 4,549
Adani International Container Terminal, 3.00%, 2/16/31 (USD)  7,546,000 6,754
Adani Ports & Special Economic Zone, 4.375%, 7/3/29 (USD)  3,800,000 3,656
Adani Renewable Energy RJ, 4.625%, 10/15/39 (USD)  7,254,438 6,354
CA Magnum Holdings, 5.375%, 10/31/26 (USD) (1) 1,020,000 1,007
CA Magnum Holdings, 5.375%, 10/31/26 (USD)  1,480,000 1,461
Greenko Investment, 4.875%, 8/16/23 (USD)  2,750,000 2,764

T. ROWE PRICE Emerging Markets Corporate Bond Fund

Par/Shares $ Value
(Cost and value in $000s)
Greenko Power II, 4.30%, 12/13/28 (USD) (1) 3,640,000 3,413
Tata Motors, 5.75%, 10/30/24 (USD)  400,000 408
Tata Motors, 5.875%, 5/20/25 (USD)  600,000 610
TML Holdings Pte, 5.50%, 6/3/24 (USD)  4,775,000 4,817
41,864
Government Bonds 1.4%
Export-Import Bank of India, 3.375%, 8/5/26 (USD)  10,850,000 10,629
10,629
Total India (Cost
$55,355
)
52,493
INDONESIA 6.0%
Corporate Bonds 6.0%
Adaro Indonesia, 4.25%, 10/31/24 (USD)  4,265,000 4,210
Bank Negara Indonesia Persero, 3.75%, 3/30/26 (USD)  7,515,000 7,178
Medco Oak Tree Pte, 7.375%, 5/14/26 (USD)  5,100,000 5,156
Minejesa Capital, 5.625%, 8/10/37 (USD)  6,300,000 5,750
Pakuwon Jati, 4.875%, 4/29/28 (USD)  4,215,000 4,040
Pertamina Persero, 6.50%, 11/7/48 (USD)  3,200,000 3,808
Perusahaan Listrik Negara, 4.125%, 5/15/27 (USD)  4,100,000 4,150
Perusahaan Listrik Negara, 4.875%, 7/17/49 (USD) (1) 325,000 314
Perusahaan Listrik Negara, 4.875%, 7/17/49 (USD)  950,000 918
Tower Bersama Infrastructure, 2.75%, 1/20/26 (USD)  6,450,000 6,242
Tower Bersama Infrastructure, 4.25%, 1/21/25 (USD)  5,950,000 6,090
Total Indonesia (Cost
$50,162
)
47,856
ISRAEL 3.6%
Corporate Bonds 3.6%
ICL Group, 6.375%, 5/31/38 (USD) (1) 7,150,000 7,937
Leviathan Bond, 6.125%, 6/30/25 (USD) (1) 8,050,000 8,191
Teva Pharmaceutical Finance Netherlands III, 3.15%, 10/1/26
(USD)  1,700,000 1,538
Teva Pharmaceutical Finance Netherlands III, 4.10%, 10/1/46
(USD)  550,000 432
Teva Pharmaceutical Finance Netherlands III, 4.75%, 5/9/27
(USD)  6,675,000 6,408
Teva Pharmaceutical Finance Netherlands III, 6.00%, 4/15/24
(USD)  1,050,000 1,087
Teva Pharmaceutical Finance Netherlands III, 6.75%, 3/1/28
(USD)  2,950,000 3,090
Total Israel (Cost
$30,130
)
28,683

T. ROWE PRICE Emerging Markets Corporate Bond Fund

Par/Shares $ Value
(Cost and value in $000s)
JAMAICA 0.9%
Corporate Bonds 0.9%
Digicel, 6.75%, 3/1/23 (USD)  4,025,000 3,753
Digicel Group Holdings, 10.00% (8.000% Cash and 2.000% PIK
or 10% PIK), 4/1/24 (USD) (4) 2,339,412 2,301
Digicel International Finance, 8.00%, 12/31/26 (USD) (1) 270,688 252
Digicel International Finance, 8.75%, 5/25/24 (USD) (1) 1,068,067 1,065
Total Jamaica (Cost
$7,367
)
7,371
KAZAKHSTAN 1.0%
Corporate Bonds 1.0%
KazMunayGas National, 5.75%, 4/19/47 (USD)  2,100,000 1,868
Tengizchevroil Finance International, 4.00%, 8/15/26 (USD)  6,800,000 6,222
Total Kazakhstan (Cost
$9,809
)
8,090
KUWAIT 1.3%
Corporate Bonds 1.3%
Equate Petrochemical, 2.625%, 4/28/28 (USD) (1) 2,090,000 1,941
Equate Petrochemical, 4.25%, 11/3/26 (USD) (1) 1,635,000 1,661
Equate Petrochemical, 4.25%, 11/3/26 (USD)  6,475,000 6,576
Total Kuwait (Cost
$10,913
)
10,178
MALAYSIA 1.6%
Convertible Bonds 0.1%
Cerah Capital, Zero Coupon, 8/8/24 (USD)  800,000 821
821
Corporate Bonds 1.5%
Axiata Spv5 Labuan, 3.064%, 8/19/50 (USD)  3,750,000 3,145
TNB Global Ventures Capital, 3.244%, 10/19/26 (USD)  8,725,000 8,637
11,782
Total Malaysia (Cost
$13,667
)
12,603
MAURITIUS 0.7%
Corporate Bonds 0.7%
Axian Telecom, 7.375%, 2/16/27 (USD) (1) 5,860,000 5,772
Total Mauritius (Cost
$5,860
)
5,772

T. ROWE PRICE Emerging Markets Corporate Bond Fund

Par/Shares $ Value
(Cost and value in $000s)
MEXICO 10.9%
Corporate Bonds 9.6%
Alpek, 4.25%, 9/18/29 (USD)  4,075,000 4,035
America Movil, 5.375%, 4/4/32 (USD) (1) 3,700,000 3,700
Axtel, 6.375%, 11/14/24 (USD) (1) 7,204,000 7,360
Banco Mercantil del Norte, VR, 5.875% (USD) (1)(2)(3) 3,550,000 3,292
Banco Mercantil del Norte, VR, 6.75% (USD) (2)(3) 800,000 789
Banco Mercantil del Norte, VR, 7.625% (USD) (2)(3) 2,900,000 2,919
Banco Santander Mexico, 5.375%, 4/17/25 (USD) (1) 2,300,000 2,403
BBVA Bancomer, VR, 5.125%, 1/18/33 (USD) (3) 5,455,000 5,158
BBVA Bancomer, VR, 5.35%, 11/12/29 (USD) (3) 470,000 470
BBVA Bancomer, VR, 5.875%, 9/13/34 (USD) (1)(3) 5,925,000 5,845
Cemex, 5.45%, 11/19/29 (USD)  6,368,000 6,452
Cometa Energia, 6.375%, 4/24/35 (USD) (1) 6,562,700 6,641
Cometa Energia, 6.375%, 4/24/35 (USD)  899,000 910
Controladora Mabe, 5.60%, 10/23/28 (USD) (1) 1,370,000 1,462
Corp Inmobiliaria Vesta, 3.625%, 5/13/31 (USD) (1) 3,840,000 3,493
Electricidad Firme de Mexico Holdings, 4.90%, 11/20/26
(USD) (1) 1,280,000 1,194
Industrias Penoles, 4.15%, 9/12/29 (USD)  2,780,000 2,790
Industrias Penoles, 4.75%, 8/6/50 (USD) (1) 2,300,000 2,100
Metalsa, 3.75%, 5/4/31 (USD) (1) 7,542,000 6,567
Orbia Advance, 5.50%, 1/15/48 (USD) (1) 3,620,000 3,568
Orbia Advance, 5.875%, 9/17/44 (USD)  2,280,000 2,350
Sixsigma Networks Mexico, 7.50%, 5/2/25 (USD)  3,600,000 3,471
76,969
Government Bonds 1.3%
Petroleos Mexicanos, 6.50%, 3/13/27 (USD)  6,975,000 7,095
Petroleos Mexicanos, 6.75%, 9/21/47 (USD)  4,400,000 3,585
10,680
Total Mexico (Cost
$93,195
)
87,649
MOROCCO 1.1%
Corporate Bonds 1.1%
Vivo Energy Investments, 5.125%, 9/24/27 (USD) (1) 4,700,000 4,665
Vivo Energy Investments, 5.125%, 9/24/27 (USD)  3,850,000 3,821
Total Morocco (Cost
$8,863
)
8,486

T. ROWE PRICE Emerging Markets Corporate Bond Fund

Par/Shares $ Value
(Cost and value in $000s)
OMAN 2.9%
Corporate Bonds 2.9%
Bank Muscat, 4.75%, 3/17/26 (USD)  4,050,000 4,097
Lamar Funding, 3.958%, 5/7/25 (USD)  3,150,000 3,093
OmGrid Funding, 5.196%, 5/16/27 (USD)  7,855,000 7,790
Oztel Holdings, 5.625%, 10/24/23 (USD)  750,000 762
Oztel Holdings, 6.625%, 4/24/28 (USD)  6,750,000 7,098
Total Oman (Cost
$23,158
)
22,840
PANAMA 1.9%
Corporate Bonds 1.9%
Banco General, VR, 5.25% (USD) (1)(2)(3) 6,115,000 6,019
C&W Senior Financing, 6.875%, 9/15/27 (USD) (1) 4,600,000 4,574
Sable International Finance, 5.75%, 9/7/27 (USD) (1) 979,000 987
Sable International Finance, 5.75%, 9/7/27 (USD)  3,901,000 3,933
Total Panama (Cost
$16,125
)
15,513
PARAGUAY 1.1%
Corporate Bonds 1.1%
Telefonica Celular del Paraguay, 5.875%, 4/15/27 (USD) (1) 6,325,000 6,415
Telefonica Celular del Paraguay, 5.875%, 4/15/27 (USD)  2,650,000 2,688
Total Paraguay (Cost
$9,340
)
9,103
PERU 3.7%
Corporate Bonds 3.7%
Banco de Credito del Peru, VR, 3.25%, 9/30/31 (USD) (1)(3) 7,135,000 6,632
Cia de Minas Buenaventura, 5.50%, 7/23/26 (USD)  5,150,000 5,076
Corp Financiera de Desarrollo, 2.40%, 9/28/27 (USD)  6,500,000 5,991
InRetail Consumer, 3.25%, 3/22/28 (USD) (1) 5,795,000 5,445
Minsur, 4.50%, 10/28/31 (USD) (1) 3,740,000 3,613
Petroleos del Peru, 5.625%, 6/19/47 (USD)  3,200,000 2,694
Total Peru (Cost
$30,588
)
29,451
PHILIPPINES 4.1%
Corporate Bonds 4.1%
FPC Resources, 4.375%, 9/11/27 (USD)  7,797,000 7,836
Globe Telecom, 2.50%, 7/23/30 (USD)  4,120,000 3,584

T. ROWE PRICE Emerging Markets Corporate Bond Fund

Par/Shares $ Value
(Cost and value in $000s)
Globe Telecom, 3.00%, 7/23/35 (USD)  2,825,000 2,258
Globe Telecom, VR, 4.20% (USD) (2)(3) 1,600,000 1,550
ICTSI Treasury, 3.50%, 11/16/31 (USD)  3,850,000 3,489
International Container Terminal Services, 4.75%, 6/17/30 (USD)  6,470,000 6,482
Manila Water, 4.375%, 7/30/30 (USD)  8,000,000 7,630
Total Philippines (Cost
$35,373
)
32,829
QATAR 0.9%
Corporate Bonds 0.9%
Qatar Energy, 3.125%, 7/12/41 (USD) (1) 4,420,000 4,032
Qatar Energy, 3.125%, 7/12/41 (USD)  3,300,000 3,011
Total Qatar (Cost
$7,752
)
7,043
SAUDI ARABIA 3.5%
Corporate Bonds 2.7%
Acwa Power Management & Investments One, 5.95%, 12/15/39
(USD)  7,643,450 8,152
Dar Al-Arkan Sukuk, 6.875%, 3/21/23 (USD)  5,500,000 5,548
Saudi Electricity Global Sukuk, 5.06%, 4/8/43 (USD)  7,500,000 8,122
21,822
Government Bonds 0.8%
Saudi Arabian Oil, 4.25%, 4/16/39 (USD) (1) 2,150,000 2,208
Saudi Arabian Oil, 4.25%, 4/16/39 (USD)  4,100,000 4,210
6,418
Total Saudi Arabia (Cost
$30,138
)
28,240
SINGAPORE 0.2%
Convertible Bonds 0.2%
Sea, 0.25%, 9/15/26 (USD)  1,890,000 1,522
Total Singapore (Cost
$1,890
)
1,522
SOUTH KOREA 0.4%
Corporate Bonds 0.4%
Shinhan Bank, 4.00%, 4/23/29 (USD)  1,225,000 1,241
Shinhan Bank, 4.50%, 3/26/28 (USD)  1,700,000 1,771
Total South Korea (Cost
$3,259
)
3,012

T. ROWE PRICE Emerging Markets Corporate Bond Fund

Par/Shares $ Value
(Cost and value in $000s)
TANZANIA 0.8%
Convertible Bonds 0.0%
HTA Group, 2.875%, 3/18/27 (USD)  400,000 345
345
Corporate Bonds 0.8%
HTA Group, 7.00%, 12/18/25 (USD) (1) 1,055,000 1,046
HTA Group, 7.00%, 12/18/25 (USD)  5,150,000 5,106
6,152
Total Tanzania (Cost
$6,909
)
6,497
THAILAND 4.6%
Corporate Bonds 4.6%
Bangkok Bank, VR, 3.466%, 9/23/36 (USD) (1)(3) 2,270,000 2,052
Bangkok Bank, VR, 3.733%, 9/25/34 (USD) (3) 6,700,000 6,258
Bangkok Bank, VR, 3.733%, 9/25/34 (USD) (1)(3) 3,380,000 3,157
GC Treasury Center, 5.20%, 3/30/52 (USD) (1) 740,000 755
Indorama Ventures Global Services, 4.375%, 9/12/24 (USD)  7,835,000 7,719
Kasikornbank, VR, 3.343%, 10/2/31 (USD) (3) 5,979,000 5,636
PTTEP Treasury Center, 2.587%, 6/10/27 (USD) (1) 2,288,000 2,195
PTTEP Treasury Center, 2.587%, 6/10/27 (USD)  950,000 911
PTTEP Treasury Center, 3.903%, 12/6/59 (USD)  1,000,000 932
Thaioil Treasury Center, 3.50%, 10/17/49 (USD)  9,630,000 7,152
Total Thailand (Cost
$39,877
)
36,767
TURKEY 1.4%
Corporate Bonds 1.4%
Akbank, VR, 6.80%, 6/22/31 (USD) (1)(3) 2,295,000 2,165
Turk Telekomunikasyon, 6.875%, 2/28/25 (USD) (1) 995,000 983
Turk Telekomunikasyon, 6.875%, 2/28/25 (USD)  2,950,000 2,914
Turkiye Sise ve Cam Fabrikalari, 6.95%, 3/14/26 (USD)  4,914,000 4,855
Total Turkey (Cost
$11,563
)
10,917
UKRAINE 0.0%
Corporate Bonds 0.0%
Ukraine Railways Via Rail Capital Markets, 8.25%, 7/9/24 (USD)  1,190,000 363
Total Ukraine (Cost
$1,226
)
363

T. ROWE PRICE Emerging Markets Corporate Bond Fund

Par/Shares $ Value
(Cost and value in $000s)
UNITED ARAB EMIRATES 3.8%
Corporate Bonds 3.8%
Abu Dhabi Ports, 2.50%, 5/6/31 (USD)  8,600,000 7,962
EMG SUKUK, 4.564%, 6/18/24 (USD)  8,650,000 8,769
Emirates NBD Bank, VR, 6.125% (USD) (2)(3) 7,090,000 7,138
MAF Global Securities, VR, 6.375% (USD) (2)(3) 6,799,000 6,855
Total United Arab Emirates (Cost
$32,363
)
30,724
UNITED KINGDOM 0.0%
Common Stocks 0.0%
Mriya Farming (5)(6) 758 —
Total United Kingdom (Cost
$–
)
—
UNITED STATES 1.7%
Bank Loans 0.4% (7)
Zacapa, FRN, SOFR + 4.25%, 4.516%, 2/10/29  3,400,000 3,374
3,374
Corporate Bonds 1.3%
LCPR Senior Secured Financing, 5.125%, 7/15/29 (1) 4,350,000 4,138
LCPR Senior Secured Financing, 6.75%, 10/15/27 (1) 5,908,000 6,062
10,200
Total United States (Cost
$14,034
)
13,574
UZBEKISTAN 0.6%
Corporate Bonds 0.6%
Ipoteka-Bank ATIB, 5.50%, 11/19/25 (USD)  5,150,000 4,571
Total Uzbekistan (Cost
$5,281
)
4,571
VIETNAM 0.9%
Corporate Bonds 0.9%
Mong Duong Finance Holdings, 5.125%, 5/7/29 (USD) (1) 1,080,000 975
Mong Duong Finance Holdings, 5.125%, 5/7/29 (USD)  7,225,000 6,522
Total Vietnam (Cost
$8,282
)
7,497

T. ROWE PRICE Emerging Markets Corporate Bond Fund

Par/Shares $ Value
(Cost and value in $000s)
SHORT-TERM INVESTMENTS 3.4%
Money Market Funds 3.4%
T. Rowe Price Government Reserve Fund, 0.29% (8)(9) 27,258,077 27,258
Total Short-Term Investments (Cost $27,258) 27,258
Total Investments in Securities 98.8%
(Cost $849,619) $ 791,134
Other Assets Less Liabilities 1.2% 9,781
Net Assets 100.0% $ 800,915
‡ Country classifications are generally based on MSCI categories or another unaffiliated third party data provider; Par/Shares and Notional Amount are denominated in the currency of the country presented unless otherwise noted.
(1) Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be resold in transactions exempt from registration only to qualified institutional buyers. Total value of such securities at period-end amounts to
$242,177 and represents 30.2% of net assets.
(2) Perpetual security with no stated maturity date.
(3) Security is a fix-to-float security, which carries a fixed coupon until a certain date, upon which it switches to a floating rate. Reference rate and spread are provided if the rate is currently floating.
(4) Security has the ability to pay in-kind or pay in cash. When applicable, separate rates of such payments are disclosed.
(5) Level 3 in fair value hierarchy.
(6) Non-income producing
(7) Bank loan positions may involve multiple underlying tranches. In those instances, the position presented reflects the aggregate of those respective underlying tranches and the rate presented reflects the weighted average rate of the settled positions.
(8) Seven-day yield
(9) Affiliated Companies

T. ROWE PRICE Emerging Markets Corporate Bond Fund

FRN Floating Rate Note
HKD Hong Kong Dollar
PIK Payment-in-kind
SOFR Secured overnight financing rate
STEP Stepped coupon bond for which the coupon rate of interest adjusts on specified date(s); rate shown is effective rate at period-end.
USD U.S. Dollar
VR Variable Rate; rate shown is effective rate at period-end. The rates for certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and based on current market conditions.

T. ROWE PRICE Emerging Markets Corporate Bond Fund

(Amounts in 000s)
FORWARD CURRENCY EXCHANGE CONTRACTS
Counterparty Settlement Receive Deliver
Unrealized
Gain/(Loss)
HSBC Bank 4/14/22 USD 3,669 HKD 28,603 $ 17
Standard Chartered 4/14/22 HKD 28,602 USD 3,675 (23)
Net unrealized gain (loss) on open forward
currency exchange contracts $ (6)

T. ROWE PRICE Emerging Markets Corporate Bond Fund

FUTURES CONTRACTS
($000s)
Expiration
Date
Notional
Amount
Value and
Unrealized
Gain (Loss)
Short, 460 U.S. Treasury Notes ten year contracts 6/22 (56,523) $ 1,490
Short, 61 Ultra U.S. Treasury Bonds contracts 6/22 (10,805) 98
Net payments (receipts) of variation margin to date (1,768)
Variation margin receivable (payable) on open futures contracts $ (180)

T. ROWE PRICE Emerging Markets Corporate Bond Fund

The accompanying notes are an integral part of this Portfolio of Investments.
AFFILIATED COMPANIES
($000s)
The fund may invest in certain securities that are considered affiliated companies. As defined by the
1940 Act, an affiliated company is one in which the fund owns 5% or more of the outstanding voting securities, or a company that is under common ownership or control. The following securities were considered affiliated companies for all or some portion of the three months ended March 31, 2022.
Net realized gain (loss), investment income, change in net unrealized gain/loss, and purchase and sales cost reflect all activity for the period then ended.
Affiliate
Net Realized
Gain (Loss)
Change in Net
Unrealized
Gain/Loss
Investment
Income
T. Rowe Price Government Reserve Fund, 0.29% $ —# $ — $ 12+
Supplementary Investment Schedule
Affiliate
Value
12/31/21
Purchase
Cost
Sales
Cost
Value
03/31/22
T. Rowe Price Government
Reserve Fund, 0.29% $ 14,586  ¤  ¤ $ 27,258^
# Capital gain distributions from mutual funds represented $0 of the net realized gain (loss).
+ Investment income comprised $12 of dividend income and $0 of interest income.
¤ Purchase and sale information not shown for cash management funds.
^ The cost basis of investments in affiliated companies was $27,258.

T. ROWE PRICE Emerging Markets Corporate Bond Fund
Unaudited
Notes to Portfolio of Investments

T. Rowe Price Emerging Markets Corporate Bond Fund (the fund) is registered under the Investment Company Act of 1940 (the 1940 Act) as an open-end management investment company and follows accounting and reporting guidance of the Financial
Accounting Standards Board Accounting Standards Codification Topic 946. The
accompanying Portfolio of Investments was prepared in accordance with accounting principles generally accepted in the United States of America (GAAP). For additional information on the fund’s significant accounting policies and investment related disclosures, please refer to the fund’s most recent semiannual or annual shareholder report and its prospectus.
VALUATION
Fair Value   The fund’s financial instruments are valued at the close of the New
York Stock Exchange (NYSE), normally 4 p.m. ET, each day the NYSE is open for business, and are reported at fair value, which GAAP defines as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The T. Rowe Price Valuation
Committee (the Valuation Committee) is an internal committee that has been delegated certain responsibilities by the fund’s Board of Directors (the Board) to ensure that financial instruments are appropriately priced at fair value in accordance with
GAAP and the 1940 Act. Subject to oversight by the Board, the Valuation Committee develops and oversees pricing-related policies and procedures and approves all fair value determinations. Specifically, the Valuation Committee establishes policies and procedures used in valuing financial instruments, including those which cannot be valued in accordance with normal procedures or using pricing vendors; determines pricing techniques, sources, and persons eligible to effect fair value pricing actions;
evaluates the services and performance of the pricing vendors; oversees the pricing process to ensure policies and procedures are being followed; and provides guidance on internal controls and valuation-related matters. The Valuation Committee provides periodic reporting to the Board on valuation matters.
Various valuation techniques and inputs are used to determine the fair value of financial instruments. GAAP establishes the following fair value hierarchy that categorizes the inputs used to measure fair value:
Level 1 – quoted prices (unadjusted) in active markets for identical financial instruments that the fund can access at the reporting date
Level 2 – inputs other than Level 1 quoted prices that are observable, either directly or indirectly (including, but not limited to, quoted prices for similar financial instruments in active markets, quoted prices for identical or similar financial

T. ROWE PRICE Emerging Markets Corporate Bond Fund

instruments in inactive markets, interest rates and yield curves, implied volatilities, and credit spreads)
Level 3 – unobservable inputs (including the fund’s own assumptions in determining fair value)
Observable inputs are developed using market data, such as publicly available information about actual events or transactions, and reflect the assumptions that market participants would use to price the financial instrument. Unobservable inputs are those for which market data are not available and are developed using the best information available about the assumptions that market participants would use to price the financial instrument. GAAP requires valuation techniques to maximize the use of relevant observable inputs and minimize the use of unobservable inputs. When multiple inputs are used to derive fair value, the financial instrument is assigned to the level within the fair value hierarchy based on the lowest-level input that is significant to the fair value of the financial instrument. Input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level but rather the degree of judgment used in determining those values.
Valuation Techniques  Debt securities generally are traded in the over-the-counter
(OTC) market and are valued at prices furnished by independent pricing services or by broker dealers who make markets in such securities. When valuing securities, the independent pricing services consider the yield or price of bonds of comparable quality, coupon, maturity, and type, as well as prices quoted by dealers who make markets in such securities.
Equity securities, including exchange-traded funds, listed or regularly traded on a securities exchange or in the over-the-counter (OTC) market are valued at the last quoted sale price or, for certain markets, the official closing price at the time the valuations are made. OTC Bulletin Board securities are valued at the mean of the closing bid and asked prices. A security that is listed or traded on more than one exchange is valued at the quotation on the exchange determined to be the primary market for such security. Listed securities not traded on a particular day are valued at the mean of the closing bid and asked prices for domestic securities and the last quoted sale or closing price for international securities.
The last quoted prices of non-U.S. equity securities may be adjusted to reflect the fair value of such securities at the close of the NYSE, if the fund determines that developments between the close of a foreign market and the close of the NYSE will affect the value of some or all of its portfolio securities. Each business day, the fund uses information from outside pricing services to evaluate and, if appropriate, decide whether it is necessary to adjust quoted prices to reflect fair value by reviewing a variety of factors, including developments in foreign markets, the performance of U.S. securities markets, and the performance of instruments trading in U.S. markets that represent

T. ROWE PRICE Emerging Markets Corporate Bond Fund

foreign securities and baskets of foreign securities. The fund uses outside pricing services to provide it with quoted prices and information to evaluate or adjust those prices. The fund cannot predict how often it will use quoted prices and how often it will determine it necessary to adjust those prices to reflect fair value.
Investments denominated in foreign currencies are translated into U.S. dollar values each day at the prevailing exchange rate, using the mean of the bid and asked prices of such currencies against U.S. dollars as provided by an outside pricing service.
Investments in mutual funds are valued at the mutual fund’s closing NAV per share on the day of valuation. Futures contracts are valued at closing settlement prices. Forward currency exchange contracts are valued using the prevailing forward exchange rate.
Investments for which market quotations or market-based valuations are not readily available or deemed unreliable are valued at fair value as determined in good faith by the Valuation Committee, in accordance with fair valuation policies and procedures.
The objective of any fair value pricing determination is to arrive at a price that could reasonably be expected from a current sale. Financial instruments fair valued by the
Valuation Committee are primarily private placements, restricted securities, warrants, rights, and other securities that are not publicly traded. Factors used in determining fair value vary by type of investment and may include market or investment specific considerations. The Valuation Committee typically will afford greatest weight to actual prices in arm’s length transactions, to the extent they represent orderly transactions between market participants, transaction information can be reliably obtained, and prices are deemed representative of fair value. However, the Valuation Committee may also consider other valuation methods such as market-based valuation multiples;
a discount or premium from market value of a similar, freely traded security of the same issuer; discounted cash flows; yield to maturity; or some combination. Fair value determinations are reviewed on a regular basis and updated as information becomes available, including actual purchase and sale transactions of the investment. Because any fair value determination involves a significant amount of judgment, there is a degree of subjectivity inherent in such pricing decisions, and fair value prices determined by the
Valuation Committee could differ from those of other market participants.
Valuation Inputs   The following table summarizes the fund’s financial instruments, based on the inputs used to determine their fair values on March 31, 2022 (for further detail by category, please refer to the accompanying Portfolio of Investments):

T. ROWE PRICE Emerging Markets Corporate Bond Fund

OTHER MATTERS
Unpredictable events such as environmental or natural disasters, war, terrorism, pandemics, outbreaks of infectious diseases, and similar public health threats may significantly affect the economy and the markets and issuers in which a fund invests.
Certain events may cause instability across global markets, including reduced liquidity and disruptions in trading markets, while some events may affect certain geographic regions, countries, sectors, and industries more significantly than others, and exacerbate other pre-existing political, social, and economic risks. Since 2020, a novel strain of coronavirus (COVID-19) has resulted in disruptions to global business activity and caused significant volatility and declines in global financial markets. In February 2022,
Russian forces entered Ukraine and commenced an armed conflict. Economic sanctions have since been imposed on Russia and certain of its citizens, including the exclusion of Russia from the SWIFT global payments network. As a result, Russian-related stocks and debt have since suffered significant declines in value. The duration of the coronavirus outbreak and the Russian-Ukraine conflict, and their effects on the financial
($000s)
Level 1 Level 2 Level 3 Total Value
Assets
Fixed Income Securities
1
$ — $ 763,876 $ — $ 763,876
Common Stocks — — — —
Short-Term Investments 27,258 — — 27,258
Total Securities 27,258 763,876 — 791,134
Forward Currency Exchange
Contracts — 17 — 17
Futures Contracts* 1,588 — — 1,588
Total $ 28,846 $ 763,893 $ — $ 792,739
Liabilities
Forward Currency Exchange
Contracts $ — $ 23 $ — $ 23
1
Includes Bank Loans, Convertible Bonds, Corporate Bonds and Government Bonds.
* The fair value presented includes cumulative gain (loss) on open futures contracts; however, the net value reflected on the accompanying Portfolio of Investments is only the unsettled variation margin receivable (payable) at that date.

T. ROWE PRICE Emerging Markets Corporate Bond Fund

markets, cannot be determined with certainty. The fund’s performance could be negatively impacted if the value of a portfolio holding were harmed by these and such other events. Management is actively monitoring these events.
F193-054Q1 03/22